Investment Securities (Roll-forward of Credit Loss Component Recognized in Earnings) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Roll-forward of credit loss component recognized in earnings:
Balance at beginning of fiscal year	¥ 6,691	¥ 8,814	¥ 12,556
Additions: Initial credit impairments	645	915	2,728
Additions: Subsequent credit impairments	96	48	785
Reductions: Securities sold or matured	(3,307)	(3,086)	(7,255)
Balance at end of fiscal year	¥ 4,125	¥ 6,691	¥ 8,814